INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

10   INCOME TAXES

Under the current laws of the Cayman Islands, TCTM is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2024, Tarena HK did not have any assessable profits arising in or derived from HK SAR. TCTM’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Certain TCTM’s subsidiaries and branches in China have been qualified as “Small Profit Enterprises” since 2017 and 2018, and therefore are entitled to enjoy a preferential income tax rate of 20% on 50% of the assessable profit before tax. From January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Profit Enterprises”.

10   INCOME TAXES (CONTINUED)

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	36,389	34,810	(486,451)
Hong Kong	(669)	(2,385)	(247)
Cayman Islands	(50,283)	(15,410)	(8,066)
Canada	(2,003)	(2,653)	(9,173)
Total (loss) income before income taxes	(16,566)	14,362	(503,937)

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax (expense) benefit	(3,796)	(1,872)	(3,449)
Deferred income tax (expense) benefit	18,300	9,844	(28,043)
Total	14,504	7,972	(31,492)

The actual income tax expense from continuing operations reported in the consolidated statements of comprehensive (loss) income for each of the years ended December 31, 2022, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2022	2023	2024
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(76.2)%	28.2%	(0.4)%
Research and development bonus deduction	(12.9)%	(10.8)%	—%
Non-deductible shared expenses from discontinued operation	—%	114.9%	(0.7)%
Non-deductible expenses	(1.9)%	1.6%	(8.0)%
Tax impact of debt exemption under common control	—%	—%	(10.1)%
Tax impact of investment loss	90.6%	—%	—%
Preferential tax rates	21.0%	17.3%	(9.0)%
Tax effect of expired tax attribute carryforwards	—%	15.6%	(2.4)%
Change of tax rates	(1.5)%	(0.2)%	—%
Change in valuation allowance	43.5%	(246.9)%	(0.7)%
Actual income tax expense	87.6%	(55.3)%	(6.3)%

10   INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	—	6,159
Impairment of long-lived assets	—	28,968
Tax loss carry forwards	163,331	131,090
Others	520	4,708
Total deferred income tax assets	163,851	170,925
Valuation allowance	(135,375)	(170,925)
Deferred income tax assets, net	28,476	—
Deferred income tax liabilities:
Valuation appreciation of intangible assets	433	—
Deferred income tax liabilities*	433	—

* Deferred income tax liabilities are combined in other non-current liabilities.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	140,621	158,812	135,375
Additions of valuation allowance	14,068	3,250	77,237
Reduction of valuation allowance	(10,000)	(6,384)	(74,131)
Reversal of valuation allowance	(11,280)	(32,342)	—
Change of tax rates	25,445	13,027	33,365
Change of decrease related to subsidiary disposals and expiration	(42)	(988)	(921)
Balance at the end of the year	158,812	135,375	170,925

The valuation allowance as of December 31, 2023 and 2024 was primarily provided for the deferred income tax assets of certain TCTM’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management has considered projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2024, the Company had tax losses carryforwards of 131,090.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company in Hong Kong that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. The Company did not distribute any dividend for the years ended December 31, 2023 and 2024.

10   INCOME TAXES (CONTINUED)

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion. The Company assessed the recoverability of the collective deferred tax assets related to its STEAM education business. As of December 31, 2024, the company recorded a write - off amount of RMB 170,925 for the deferred tax assets of most of its STEAM entities by establishing a valuation allowance.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Company’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.